SUPPLIERS	12 Months Ended
Dec. 31, 2018
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SUPPLIERS

20. SUPPLIERS

	2018	2017
Energy on spot market – CCEE	139	468
Charges for use of energy network	122	153
Energy purchased for resale	775	871
Itaipu Binacional	268	240
Gas purchased for resale	124	187
Materials and services	373	424

	1,801	2,343